Plant and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 4 - Plant and equipment, net

	September 30,	December 31,
	2024	2023
	(Unaudited)
Equipment and machinery	$5,532,193	$5,469,683
Factory and Building	5,517,968	5,455,619
Furniture and office equipment	4,306	4,257
Auto vehicles	23,915	23,645
Leasehold improvement	162,778	118,673
Minus: Accumulated depreciation and amortization	(2,536,802)	(2,010,404)
Property plant and equipment, net	$8,704,358	$9,061,473

Upon obtained the right use of land, RLSP started to build the manufacture plant on the land. The Company capitalized the cost in related to the construction, including the interests related to the borrowings, the utilities occurred in the construction, the amortization of land use of right.

On August 5, 2022, RLSP and Ningbo Rongsen Construction Co., Ltd (“Ningbo Rongsen”) signed a Construction Engineering Contract, with an agreed project cost of US $4,931,105 (RMB 35 million). The project was completed on October 25, 2023. Upon receiving the construction project fire protection acceptance issued by the local government, the total construction cost of the factory in the amount of $5,221,922 (RMB 37,064,159) was transferred to plant and equipment, net account, labeled “Factory and Building” on December 25, 2023.

For the equipment used for manufacturing, the depreciation expense is included as part of manufacturing overhead, while the equipment used for general administrative are included in selling, general and administrative expense on the statements of operations.

For the nine months ended September 30, 2024 and 2023, the depreciation and amortization expenses were $490,901 and $362,406, respectively, and $159,891 and $124,795 for the three months ended September 30, 2024 and 2023, respectively.

Note 4 - Plant and equipment, net

	December 31,	December 31,
	2023	2022

Equipment and machinery	$5,469,683	$5,633,421
Factory and Building	5,455,619	-
Furniture and office equipment	4,257	3,505
Auto vehicles	23,645	19,783
Leasehold improvement	118,673	122,124
Minus: Accumulated depreciation and amortization	(2,010,404)	(1,497,885)
Plant and equipment, net	9,061,473	4,280,948
Construction in progress	-	2,518,836
Property plant and equipment, net	$9,061,473	$6,799,784

Upon obtained the right use of land, RLSP started to build the manufacture plant on the land. The Company capitalized the cost in related to the construction, including the interests related to the borrowings, the utilities occurred in the construction, the amortization of land use of right.

On August 5, 2022, RLSP and Ningbo Rongsen Construction Co., Ltd (“Ningbo Rongsen”) signed a Construction Engineering Contract, with an agreed project cost of US $4,931,105 (RMB 35 million). The project was completed on October 25, 2023. Upon receiving the construction project fire protection acceptance issued by the local government, the total construction cost of the factory in the amount of $5,221,922 (RMB 37,064,159) was transferred to plant and equipment, net account, labeled “Factory and Building” on December 25, 2023. See Note 13 for more details about the Construction project.

For the equipment used for manufacturing, the depreciation expense is included as part of manufacturing overhead, while the equipment used for general administrative are included in selling, general and administrative expense on the statements of operations.

For the years ended December 31, 2023 and 2022, the depreciation and amortization expenses were $556,530 and $614,744, respectively.